Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTEREST INCOME
Loans receivable, including fees	$ 25,494	$ 23,289	$ 21,101
Securities: Taxable	1,950	2,527	2,969
Securities: Tax exempt	1,938	1,901	1,560
Other	32	53	57
Total interest income	29,414	27,770	25,687
INTEREST EXPENSE
Deposits	3,660	3,851	4,283
Short-term borrowings	53	92	117
Other borrowings	937	1,239	1,623
Total Interest Expense	4,650	5,182	6,023
Net Interest Income	24,764	22,588	19,664
PROVISION FOR LOAN LOSSES	2,450	1,575	1,000
Net Interest Income After Provision for Loan Losses	22,314	21,013	18,664
OTHER INCOME
Service charges and fees	2,237	2,255	2,231
Income from fiduciary activities	355	409	405
Net realized gains on sales of securities	1,419	973	448
Gain on sale of loans and servicing rights	211	271	307
Earnings on life insurance policies	539	463	391
Other	445	364	282
Total Other Income	5,206	4,735	4,064
OTHER EXPENSES
Salaries and employee benefits	8,403	7,848	6,507
Occupancy	1,539	1,402	1,136
Furniture and equipment	456	435	424
Data processing related operations	897	855	803
Federal Deposit Insurance Corporation insurance assessment	398	393	474
Advertising	222	205	187
Professional fees	811	1,283	650
Postage and telephone	424	510	484
Taxes, other than income	599	535	524
Foreclosed real estate	217	578	41
Amortization of intangible assets	153	108	52
Other	1,962	1,661	1,471
Total Other Expenses	16,081	15,813	12,753
Income before Income Taxes	11,439	9,935	9,975
INCOME TAX EXPENSE	3,036	2,579	2,662
Net Income	$ 8,403	$ 7,356	$ 7,313
EARNINGS PER SHARE
BASIC	$ 2.56	$ 2.39	$ 2.65
DILUTED	$ 2.56	$ 2.39	$ 2.64